LONG-TERM LOANS ( Schedule of long-term loan maturities) (Details) - Mortgages [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Swiss Bank Loan [Member]
Debt Instrument [Line Items]
2022 (current maturity)	$ 412
2023	412
2024	412
2025	412
2026	412
Thereafter	13,592
Total	15,240
Credit Suisse Loan [Member]
Debt Instrument [Line Items]
2022 (current maturity)	2,191
2023	2,191
2024	2,191
2025	2,191
2026	2,191
Thereafter	76,946
Total	$ 85,710